OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets:
Prepaid expenses	$ 2,292	$ 2,760
Investment in listed equity securities (note 9)	0	224,788
Others	4,958	3,925
Other current assets	71,997	315,234
Other current assets, fuel of the vessels	2,000	700
Commodity contract
Other non-current assets:
Mark-to-market derivative valuation	48,079	73,583
Receivable from TTF linked commodity swap derivatives	7,581	4,638
Money market
Other non-current assets:
Interest receivable	3,929	3,617
Interest rate swap
Other non-current assets:
Interest receivable	2,461	1,923
MTM asset on IRS derivatives (note 27)	$ 2,697	$ 0